COMMON STOCK (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of common stock issuances

	December 28, 2019
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	34	$32.47

Shares issued under the employee stock gift program	4	35.68
Shares issued under the director retainer stock program	5	38.44
Shares issued under the long term stock incentive plan	211	30.83
Shares issued under the executive stock match grants	109	31.57
Forfeitures	(19)	-
Total shares issued under stock grant programs	310	$31.25

Shares issued under the deferred compensation plans	181	$34.31
Total	525	$32.35

	December 29, 2018
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	38	$35.58

Shares issued under the employee stock gift program	3	33.56
Shares issued under the director retainer stock program	101	17.17
Shares issued under the long term stock incentive plan	164	35.16
Shares issued under the executive stock match grants	94	32.94
Forfeitures	(14)	-
Total shares issued under stock grant programs	348	$29.37

Shares issued under the deferred compensation plans	167	$36.98
Total	553	$31.78

Nonvested Restricted Shares Activity

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 31, 2016	791,532	19.32	4.8	1.51 years
Granted	388,248	32.03
Vested	(141,111)	12.71
Forfeited	(5,043)	30.14
Nonvested at December 30, 2017	1,033,626	24.24	7.1	1.31 years
Granted	247,068	36.52
Vested	(107,865)	18.11
Forfeited	(12,750)	24.19
Nonvested at December 29, 2018	1,160,079	23.32	7.6	1.12 years
Granted	318,496	32.60
Vested	(224,894)	23.42
Forfeited	(50,786)	24.18
Nonvested at December 28, 2019	1,202,895	$29.68	$7.9	0.86 years